Risk management - Notional amounts of hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
WIBOR | Maturity Beyond December December 2027
Disclosure of detailed information about financial instruments [line items]
Percentage of notional amounts of hedging instruments	50.00%	32.00%
Polish Zloty | WIBOR Indexed Fair Value And Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	97,492	99,663